Long Term Investments	12 Months Ended
Dec. 31, 2024
Long Term Investments [Abstract]
LONG TERM INVESTMENTS

8. LONG TERM INVESTMENTS

The Group’s long-term investments include equity investments accounted for using the measurement alternative and investments accounted for using equity method.

Equity investments accounted for using the measurement alternative

On October 21, 2024, the Group acquired a 10% equity interest in LD Global Logistics Inc. (“LD”), a licensed customs broker based in Georgia, USA, by issuing 117,115 Class A ordinary shares as consideration.

In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2024, the carrying amount of the Group’s equity investments accounted for using the alternative measurement was RMB702,961 (US$97,791). During the years ended December 31, 2024, the equity investment was remeasured and no impairment was recognized based on management’s assessment. Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2024 was nil.

Equity investments accounted for using equity method

On October 21, 2024, the Group acquired a 20% equity interest in HYTX Warehouse No.3 LLC (“Warehouse No.3”) by issuing 1,680,016 Class A ordinary shares as consideration. Warehouse No.3 operates an approximate 70,000 square-foot warehouse located in California. The fair value of the consideration was RMB10,083,984 (US$1,402,813) based on the closing price at the acquisition date.

On October 21, 2024, the Group acquired a 49% stake in HYTX Warehouse No.10 LLC (“Warehouse No.10”) by issuing 1,568,457 Class A ordinary shares as consideration. Warehouse No.10 operates a 43,000 square-foot warehouse located in California. The fair value of the consideration was RMB9,414,371 (US$1,309,662) based on the closing price at the acquisition date.

The Group recorded its share of income of RMB201,917 (US$28,089) from Warehouse No.3 and RMB229,914 (US$31,984) from Warehouse No.10 for the year ended December 31, 2024, respectively. For the years ended December 31, 2024, no impairment losses were recorded for these equity investments accounted for using equity method.

None of equity method investments was considered individually material for the years ended December 31, 2024. Considering the total equity investments accounted for using equity method is over 10% of the Group’s total asset, the Group summarized the unaudited condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	As of December 31, 2024
	RMB	US$
Balance sheet data:
Current assets	23,889,145	3,323,291
Non-current assets	2,052,374	285,512
Total assets	25,941,519	3,608,803
Current liabilities	1,082,372	150,572
Non-current liabilities	-	-
Total liabilities	1,082,372	150,572
Total equity	24,859,148	3,458,231

	For the year ended December 31, 2024
	RMB	US$
Operating data:
Revenues	30,797,765	4,284,370
Gross profit	7,553,499	1,050,790
Operating income	5,742,755	798,892
Net income	5,902,338	821,092
Net income attributable to the Group	427,493	59,470